Deferred Income Taxes (Table)	12 Months Ended
Dec. 31, 2017
Deferred Income Taxes Table
Schedule of reconciliation of income taxes
	2017	2016

Net (loss) income for the year	$(1,960)	$6,791
Canadian statutory tax rate	26.0%	26.0%

Income tax expense (benefit) computed at statutory rates	$(510)	$1,766
Temporary differences	12	125
Items not taxable/deductible for income tax purposes	102	(968)
Tax losses and tax offsets recognized/unrecognized in tax asset	502	(847)
Under (over) provided in prior years	-	(25)
Expired losses	63	-
Effect of change in tax rates	(107)	-
Impact of foreign exchange on tax assets and liabilities	(62)	(51)
Deferred income tax recovery	$-	$-

Deferred income tax assets and liabilities
	December 31,
	2017	2016

Deferred tax assets
Non-capital losses carried forward	$-	$25
Deferred tax assets	-	25

Deferred tax liabilities
Held for trading securities		(25)
Book value over tax value of property, plant and equipment	-	-
Book value over tax value of mineral properties	-	-
Deferred tax liabilities	-	-

Net deferred tax assets	$-	$-

Unrecognized deductible temporary differences
	December 31,
	2017	2016

Non-capital losses	$5,573	$4,095
Held for trading securities	59	-
Available for sale securities	47	44
Share issue costs	173	195
Unrealized foreign exchange	186	-
Tax value over book value of mineral properties	7,262	6,721
Tax value over book value of equipment	1,345	1,242
Unrecognized deductible temporary differences	$14,645	$12,297

Schedule of unrecognized non-capital losses
2030	$262
2031	846
2032	907
2033	296
2034	885
2035	1,046
2036	-
2037	1,331
$5,573